SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-01    GF    11000     3.5705       4.59	       Weeden & Co.
11-04   " "    10000     3.7911       4.71              " "
11-05   " "     6000     3.8297       4.74              " "
11-06   " "     6000     3.8000       4.70              " "
11-07   " "     5000     3.7558       4.69              " "
11-08   " "     9900     3.6733       4.66              " "
11-11   " "    12000     3.7000       4.62              " "
11-12   " "    13000     3.6735       4.68              " "
11-13   " "    10000     3.6320       4.66              " "
11-14   " "    12000     3.7596       4.63              " "
11-15   " "     3000     3.7000       4.65              " "
11-18   " "    13000     3.7296       4.67              " "
11-19   " "     1000     3.6400       4.68              " "
11-20   " "     3000     3.6060       4.63              " "
11-21   " "     5000     3.8200       4.71              " "
11-22   " "     6000     3.7740       4.74              " "
11-25   " "     7000     3.7166       4.72              " "
11-26   " "     1000     3.7300       4.68              " "
11-27   " "      700     3.7700       4.73              " "
11-29   " "     2000     3.8080       4.79              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/04/02